Fair Value Measurements (Details) - EBP 019 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 39,685	$ 36,099
Interest in Carpenter Technology Master Trust, at fair value	357	406
Interest in Carpenter Technology Master Trust, at fair value	40,042	36,505
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	10,996	9,619
Level 1 | Carpenter Technology Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	267	337
Level 1 | Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	90	69
NAV | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	28,689	$ 26,480
NAV | Aristotle Value Equity CIT B Fund
EBP, Investment, Fair Value and NAV [Line Items]
Market capitalization amount	$ 2,000,000